Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.2%)
	Air Products and Chemicals Inc.	75,658	21,747
	Dow Inc.	254,115	13,958
	Freeport-McMoRan Inc.	250,464	9,287
	Newmont Corp.	136,395	7,491
	LyondellBasell Industries NV Class A	45,973	4,006
			56,489
Consumer Discretionary (4.0%)
	Walmart Inc.	478,622	67,308
	Target Corp.	167,199	40,770
*	General Motors Co.	446,671	25,849
	Ford Motor Co.	1,339,844	25,711
	eBay Inc.	211,219	14,249
	VF Corp.	120,839	8,668
*	Las Vegas Sands Corp.	144,072	5,132
*	Southwest Airlines Co.	100,610	4,467
			192,154
Consumer Staples (10.6%)
	Procter & Gamble Co.	829,161	119,880
	PepsiCo Inc.	472,109	75,434
	Coca-Cola Co.	1,327,044	69,604
	Philip Morris International Inc.	532,320	45,748
	CVS Health Corp.	450,688	40,138
	Mondelez International Inc. Class A	477,525	28,145
	Altria Group Inc.	630,080	26,867
	Kimberly-Clark Corp.	115,141	15,004
	General Mills Inc.	206,796	12,774
	Constellation Brands Inc. Class A	54,557	12,293
	Sysco Corp.	165,793	11,612
	Walgreens Boots Alliance Inc.	250,878	11,239
	Keurig Dr Pepper Inc.	242,284	8,235
	Kraft Heinz Co.	230,013	7,731
	Archer-Daniels-Midland Co.	95,776	5,958
	McKesson Corp.	26,453	5,734
	Kroger Co.	115,364	4,791
			501,187
Energy (5.3%)
	Exxon Mobil Corp.	1,445,939	86,525
	Chevron Corp.	660,453	74,545
	ConocoPhillips	457,406	32,078
	EOG Resources Inc.	199,502	17,357
	Schlumberger NV	478,430	13,722

		Shares	Market Value ($000)
	Kinder Morgan Inc.	657,751	10,169
	Marathon Petroleum Corp.	109,176	6,643
	Williams Cos. Inc.	208,325	5,581
	Phillips 66	74,443	5,149
			251,769
Financials (22.8%)
*	Berkshire Hathaway Inc. Class B	605,100	167,425
	JPMorgan Chase & Co.	1,020,671	162,113
	Bank of America Corp.	2,586,916	115,040
	Wells Fargo & Co.	1,402,710	67,021
	Morgan Stanley	498,577	47,275
	Citigroup Inc.	692,404	44,106
	Goldman Sachs Group Inc.	115,158	43,874
	BlackRock Inc.	46,847	42,378
	Charles Schwab Corp.	525,049	40,634
	Blackstone Inc.	234,217	33,130
	PNC Financial Services Group Inc.	145,202	28,605
	Marsh & McLennan Cos. Inc.	173,091	28,390
	CME Group Inc.	122,693	27,056
	Truist Financial Corp.	456,165	27,055
	US Bancorp	455,996	25,235
	Intercontinental Exchange Inc.	192,516	25,166
	Chubb Ltd.	127,335	22,853
	Progressive Corp.	199,966	18,585
	T Rowe Price Group Inc.	77,511	15,498
	Bank of New York Mellon Corp.	265,031	14,521
	KKR & Co. Inc.	189,409	14,102
	Prudential Financial Inc.	132,025	13,501
	MetLife Inc.	219,156	12,856
	Travelers Cos. Inc.	85,113	12,507
	Aflac Inc.	206,144	11,161
	Allstate Corp.	100,880	10,968
	American International Group Inc.	146,171	7,689
	Rocket Cos. Inc. Class A	46,660	723
*	Berkshire Hathaway Inc. Class A	1	417
			1,079,884
Health Care (21.4%)
	UnitedHealth Group Inc.	322,033	143,053
	Johnson & Johnson	899,221	140,216
	Pfizer Inc.	1,915,073	102,897
	Abbott Laboratories	605,548	76,160
	Eli Lilly & Co.	294,061	72,939
	AbbVie Inc.	603,596	69,583
	Merck & Co. Inc.	864,690	64,774
	Medtronic plc	459,212	48,998
	Bristol-Myers Squibb Co.	758,931	40,701
	Amgen Inc.	193,927	38,568
	Danaher Corp.	109,847	35,331
	Anthem Inc.	83,298	33,838
	Gilead Sciences Inc.	428,263	29,520
	Becton Dickinson and Co.	98,048	23,251
	Cigna Corp.	116,174	22,294
	HCA Healthcare Inc.	87,501	19,739
	Humana Inc.	43,918	18,433
	Baxter International Inc.	170,930	12,746
*	Biogen Inc.	50,877	11,994

		Shares	Market Value ($000)
	Zimmer Biomet Holdings Inc.	71,396	8,539
			1,013,574
Industrials (14.2%)
	Union Pacific Corp.	222,740	52,486
	Honeywell International Inc.	235,892	47,707
	Raytheon Technologies Corp.	515,124	41,684
	Caterpillar Inc.	186,992	36,155
	3M Co.	197,705	33,618
	Deere & Co.	95,280	32,923
	American Express Co.	203,583	31,006
	Lockheed Martin Corp.	80,437	26,811
	CSX Corp.	770,596	26,709
	United Parcel Service Inc. Class B	124,261	24,650
	Illinois Tool Works Inc.	96,879	22,490
	Norfolk Southern Corp.	84,394	22,387
	Eaton Corp. plc	136,077	22,053
	Capital One Financial Corp.	152,392	21,416
	FedEx Corp.	81,902	18,868
	Johnson Controls International plc	243,405	18,197
	Emerson Electric Co.	204,352	17,950
	General Electric Co.	187,473	17,808
	Northrop Grumman Corp.	49,212	17,165
	Automatic Data Processing Inc.	72,224	16,676
	General Dynamics Corp.	81,169	15,338
	Trane Technologies plc	81,119	15,141
	L3Harris Technologies Inc.	68,590	14,341
	Parker-Hannifin Corp.	44,026	13,298
	DuPont de Nemours Inc.	178,417	13,196
	PPG Industries Inc.	80,999	12,488
	Fidelity National Information Services Inc.	105,696	11,045
	Cummins Inc.	48,982	10,274
	Stanley Black & Decker Inc.	55,728	9,739
	Otis Worldwide Corp.	73,141	5,880
	PACCAR Inc.	59,112	4,931
			674,430
Real Estate (1.0%)
	Prologis Inc.	252,724	38,098
	Simon Property Group Inc.	56,148	8,582
			46,680
Technology (8.5%)
	Broadcom Inc.	133,123	73,708
	QUALCOMM Inc.	385,326	69,574
	Intel Corp.	1,385,897	68,186
	Oracle Corp.	572,202	51,922
	International Business Machines Corp.	306,202	35,856
	Analog Devices Inc.	183,589	33,092
	TE Connectivity Ltd.	112,084	17,253
	Micron Technology Inc.	192,071	16,134
	HP Inc.	409,956	14,463
	Cognizant Technology Solutions Corp. Class A	179,258	13,979
*	Dell Technologies Inc. Class C	94,031	5,310
	VMware Inc. Class A	35,638	4,160
			403,637
Telecommunications (6.2%)
	Comcast Corp. Class A	1,564,541	78,196
	Cisco Systems Inc.	1,295,527	71,047
	Verizon Communications Inc.	1,343,495	67,537

		Shares	Market Value ($000)
	AT&T Inc.	2,439,272	55,689
*	T-Mobile US Inc.	191,685	20,857
			293,326
Utilities (4.7%)
	NextEra Energy Inc.	670,163	58,157
	Duke Energy Corp.	262,899	25,504
	Waste Management Inc.	143,752	23,096
	Southern Co.	361,738	22,102
	Dominion Energy Inc.	276,405	19,680
	Exelon Corp.	333,776	17,600
	American Electric Power Co. Inc.	170,499	13,819
	Sempra Energy (XNYS)	107,574	12,895
	Xcel Energy Inc.	183,803	11,714
	Public Service Enterprise Group Inc.	172,625	10,787
	Republic Services Inc. Class A	70,722	9,354
			224,708
Total Common Stocks (Cost $3,595,374)			4,737,838
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.077% (Cost $2)	19	2
Total Investments (99.9%) (Cost $3,595,376)			4,737,840
Other Assets and Liabilities—Net (0.1%)			6,648
Net Assets (100%)			4,744,488
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	29	6,621	(128)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.